UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end:                 December 31, 2011

Date of reporting period:              December 31, 2011

ITEM 1. REPORT TO SHAREHOLDERS

Wells Fargo Managed Account

CoreBuilder SharesSM - Series G

Annual Report

December 31, 2011

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The views expressed and any forward-looking statements are as of December 31, 2011, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Managed Account CoreBuilder Shares - Series G	Performance Highlights (Unaudited)

INVESTMENT OBJECTIVE

The Fund seeks total return, consisting of current income and capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Michael J. Bray, CFA

FUND INCEPTION

April 14, 2008

12 MONTH TOTAL RETURN AS OF DECEMBER 31, 2011
Wells Fargo Managed Account CoreBuilder Shares – Series G	6.80%
Barclays Capital U.S Aggregate ex Credit Bond Index[1]	7.69%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 800-368-0627.

1.	The Barclays Capital U.S. Aggregate Ex. Credit Bond Index is composed of the Barclays Capital U.S. Government Bond Index and the Barclays Capital U.S. Mortgage-Backed Securities Index and it includes Treasury issues, agency issues, and mortgage-backed securities. You cannot invest directly in an index.

2.	The chart compares the performance of the Wells Fargo Managed Account CoreBuilder Shares – Series G for the life of the Fund with the Barclays Capital U.S. Aggregate ex Credit Bond Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

Performance Highlights (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares - Series G	3

MANAGER’S DISCUSSION

Fund highlights

■

The Fund underperformed its benchmark over the 12-month period that ended December 31, 2011, mostly due to volatility in various structured product sectors and a significant underweight in U.S. Treasuries.

■

The Fund’s underweight of U.S. Treasuries and agency debt was the most significant detractor from performance during the period and the primary cause for underperforming the benchmark. U.S. Treasuries significantly outperformed structured products during the period.

■	Throughout the year, our yield curve positioning had a longer duration than the benchmark at various points and was positioned for a decline in longer-maturity yields.

■

The Fund benefited from an overweight to premium (high) coupon mortgage-backed securities (MBS) for the first part of the year and an underweight to the middle range of the coupon stack for the remainder of the year.

■

Our holdings of Government National Mortgage Association project loans and Federal National Mortgage Association delegated underwriting and servicing (DUS) multifamily securities positively contributed to performance.

Please remember that shares of the Wells Fargo Managed Account CoreBuilder Shares—Series G may be purchased only by or on behalf of separately managed account clients where Wells Fargo Funds Management, LLC has an agreement to serve as investment adviser or subadviser to the account with the separately managed account sponsor (typically a registered investment adviser or broker/dealer) or directly with the client.

Geopolitical events and the escalating credit problems in Europe amplified volatility during the period.

During the 12-month period, the fixed income markets faced significant challenges from diminished global economic growth and an escalating credit crisis in Europe. Several events in the opening quarters of 2011 staggered economic activity in the major economies of the world and sent capital markets reeling. In part because of political unrest in the Middle East and North Africa, oil prices surged over 30%, with benchmark crude oil hitting $126 per barrel by early April. The resulting higher gasoline costs were a significant drag on discretionary consumption in the U.S. and boosted headline inflation measures.

While still recovering from the energy spike, the global economy was dealt a second blow from the earthquake and tsunami that struck northern Japan in March. The disaster threw Japanese industrial production into a steep decline and disrupted supply chains around the world, most noticeably in the auto industry.

These exogenous shocks were followed by parallel fiscal crises in the U.S. and Europe. A bitter struggle in August over the terms of extending the federal government’s borrowing authority risked shutting off the financing mechanism for America’s substantial and habitual deficit spending. Although the impasse was eventually resolved, the dysfunction evident in the process prompted Standard & Poor’s to downgrade its rating of U.S. Treasury debt by a notch.

To complicate matters further, Europe’s sovereign debt crisis worsened, with major economies like Spain and Italy at risk of losing access to capital markets. Amid the tumult, lower-rated assets fared poorly. From late summer through the end of September, global equity markets plunged and credit spreads widened dramatically.

The fourth quarter brought some much-needed relief from the volatility of the first nine months of the year. In early October a relatively encouraging U.S. employment report provided evidence that a double-dip recession was not likely in the offing. Auto and light truck sales recovered to pre-tsunami levels in November. Housing starts, though still depressed, ticked up to their highest level since the spring of 2010. Initial claims for unemployment insurance broke down

4	Wells Fargo Managed Account CoreBuilder Shares - Series G	Performance Highlights (Unaudited)

convincingly to less than 400,000 per week in December and by quarter-end the unemployment rate declined by an encouraging 0.3% to stand at 8.6%.

TEN LARGEST LONG-TERM HOLDINGS[3] (AS OF DECEMBER 31, 2011)
FNMA, 5.00%, 08/01/2040	9.36%
FHLMC, 5.50%, 02/01/2040	7.71%
FNMA, 4.50%, 09/01/2040	7.26%
FNMA TBA, 6.00%, 08/25/2035	5.93%
FHLMC, 4.00%, 02/15/2040	5.58%
GNMA TBA, 4.50%, 05/20/2040	5.47%
FNMA TBA, 5.00%, 10/25/2036	4.48%
FNMA, 4.00%, 07/01/2040	4.39%
FNMA, 4.00%, 12/01/2040	4.34%
FNMA TBA, 3.50%, 03/25/2041	4.29%

Security selection in MBS and tactical yield-curve positioning added to relative performance.

During the period, effects from the credit crisis in Europe and domestic policymaking from the Federal Reserve heavily influenced the changing valuations in U.S. Treasuries and government-related structured products. We tactically shifted our yield-curve position and duration exposure throughout the period in anticipation of changing conditions. Throughout much of the year our yield curve positioning had a longer duration than the benchmark and was positioned for a decline in longer-maturity yields. These positionings helped performance as Treasury yields continued to decline, with longer-maturity yields dropping far more than short-term and medium-term yields. However, the Fund’s underweight of U.S. Treasuries and agency debt significantly detracted from performance as Treasuries outperformed structured products.

We shifted our allocations of MBS across the varying levels of the coupon stack (from low to high coupons). The Fund benefited from an overweight in premium (high) coupon MBS for the first part of the year and an underweight in the middle range of the coupon stack for the remainder of the year. Spread volatility in MBS was higher than usual, yet we were able to capture excess return through our selective positioning throughout the year. Record-low interest rates, coupled with security supply concerns and refinancing policy uncertainty, caused mortgages to initially underperform. However, with the release of HARP 2 (Home Affordable Refinance Program) in October, MBS recovered, along with an increasing belief in the market that a third round of quantitative easing in the upcoming year would likely also include MBS purchases.

PORTFOLIO ALLOCATION[4] (AS OF DECEMBER 31, 2011)

CMBS also provided relative value for the Fund during the period but experienced higher ranges of spread volatility. In general, when riskier assets were out of favor, particularly in August and September with the escalation of the Greek credit crisis, CMBS underperformed. However, when the markets recovered and returned to riskier assets, CMBS was often the highest-performing sector. Our specific selection in higher-quality CMBS added value during the period as commercial real estate fundamentals increasingly demonstrated signs of improving stability.

3.	The ten largest long-term holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

4.	Portfolio allocation is subject to change and is calculated based on the total investments of the Fund.

Performance Highlights (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares - Series G	5

Favorable trends going into the new year still require some caution.

In 2012, we expect to see a continuation of the moderate pace of growth and slow improvement in the labor market that have characterized this recovery since its inception. Fundamentally, we believe many economic signs in the U.S. continue to demonstrate healthy expansion. However, the global economy and the global credit markets continue to be tied to the fate of the European debt markets. In our opinion, shifting valuations in U.S. Treasuries and government-related structured products have often had more to do with the stability of European sovereign debt and the contagion effects on global credit markets than their own underlying fundamentals. But as Europe stabilizes, we believe conditions in the U.S. are poised to improve. Thus, we are optimistic about the opportunities for value in the upcoming period but maintain some prudent levels of caution to protect against the potential return of credit market volatility.

6	Wells Fargo Managed Account CoreBuilder Shares - Series G	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF DECEMBER 31, 2011)

	Inception Date	6 Months*	1 Year	Life of Fund
Wells Fargo Managed Account CoreBuilder Shares – Series G	04/14/2008	3.92	6.80	7.10
Barclays Capital U.S Aggregate ex Credit Bond Index		5.05	7.69	5.88

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 800-368-0627.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. Government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks. The U.S. Government guarantee applies to certain of the underlying securities and NOT to the shares of the Fund.

CoreBuilder Shares are a series of investment options within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC. The shares are fee-waived mutual funds that enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.

Fund Expenses (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares - Series G	7

As a shareholder of the Fund, you incur ongoing costs. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2011 to December 31, 2011.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 07-01-2011	Ending Account Value 12-31-2011	Expenses Paid During the Period¹		Net Annual Expense Ratio
Actual	$1,000.00	$1,039.21	$0.00	*	0.00	%*
Hypothetical (5% return before expenses)	$1,000.00	$1,025.21	$0.00	*	0.00	%*

1.	Expenses paid is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

*	Generally, no ordinary operating fees or expenses are charged to the Fund. Wells Fargo Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

8	Wells Fargo Managed Account CoreBuilder Shares - Series G	Portfolio of Investments—December 31, 2011

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities: 104.17%
FHLMC%%	4.00%	02/15/2040	$810,000	$849,488
FHLMC	4.50	01/01/2024	134,226	142,299
FHLMC	5.00	08/01/2040	44,951	48,345
FHLMC	5.50	11/01/2023	131,504	142,789
FHLMC	5.50	09/01/2038	507,418	551,280
FHLMC	5.50	02/01/2040	1,080,614	1,174,024
FHLMC	7.50	05/01/2038	41,909	50,259
FHLMC Series T-42 Class A5	7.50	02/25/2042	100,929	121,012
FHLMC Structured Pass-Through Securities Series T-59 Class 2A1±	3.24	10/25/2043	75,053	76,728
FNMA	3.32	02/01/2015	165,111	173,721
FNMA	3.50	02/01/2026	130,091	136,163
FNMA%%	3.50	03/25/2041	635,000	653,058
FNMA%%	4.00	03/25/2040	550,000	579,992
FNMA%%	4.00	03/25/2040	190,000	199,589
FNMA	4.00	07/01/2040	635,048	668,070
FNMA	4.00	12/01/2040	42,740	44,938
FNMA	4.00	12/01/2040	628,325	660,640
FNMA	4.15	07/01/2014	96,791	102,453
FNMA%%	4.50	03/25/2021	165,000	175,880
FNMA%%	4.50	05/25/2039	590,000	627,797
FNMA	4.50	09/01/2040	439,369	467,919
FNMA##	4.50	09/01/2040	1,037,307	1,104,711
FNMA	4.62	07/01/2013	92,631	96,352
FNMA	4.68	02/01/2020	29,502	33,112
FNMA%%	5.00	05/25/2019	425,000	457,008
FNMA%%	5.00	10/25/2036	632,000	682,758
FNMA##	5.00	08/01/2040	1,317,699	1,425,014
FNMA	5.50	08/01/2038	70,549	77,474
FNMA	5.50	08/01/2038	113,393	124,524
FNMA	5.60	11/01/2013	91,857	96,804
FNMA%%	6.00	08/25/2035	820,000	902,897
FNMA	6.00	08/01/2038	114,611	126,291
FNMA	6.00	11/01/2038	197,157	217,249
FNMA	6.50	07/01/2037	166,433	186,671
FNMA	7.00	03/01/2024	111,383	120,189
FNMA	7.00	11/01/2037	23,881	27,040
FNMA	7.50	10/01/2037	104,126	124,636
FNMA	7.50	05/01/2038	15,042	16,685
FNMA Series 2005-W4 Class 3A±	2.62	06/25/2035	46,350	48,254
FNMA Whole Loan Series 2004-W11 Class 1A3	7.00	05/25/2044	97,207	108,208
FNMA Whole Loan Series 2004-W15 Class 1A3	7.00	08/25/2044	75,034	86,847
GNMA%%	4.00	02/20/2041	145,000	155,082
GNMA%%	4.50	05/20/2040	765,000	833,133
GNMA	5.00	07/20/2040	420,214	465,151
GNMA Series 2002-53 Class IO(c)	0.18	04/16/2042	982,408	6,417
GNMA Series 2004-10 Class C	4.67	07/16/2031	101,016	104,332
GNMA Series 2005-90 Class A	3.76	09/16/2028	23,956	24,477
GNMA Series 2007-12 Class A	3.96	06/16/2031	52,953	54,281
GNMA Series 2007-75 Class B	5.05	10/16/2014	176,000	184,207
GNMA Series 2008-22 Class XM(c)	0.73	02/16/2050	3,054,081	116,110
GNMA Series 2008-86 Class D	5.46	04/16/2040	135,000	158,963
GNMA Series 2010-74 Class B	3.81	08/16/2039	45,000	48,337

Total Agency Securities (Cost $15,554,066)				15,859,658

Portfolio of Investments—December 31, 2011	Wells Fargo Managed Account CoreBuilder Shares - Series G	9

Security Name	Interest Rate	Maturity Date	Principal	Value

Non-Agency Mortgage Backed Securities: 5.70%
Bank of America Commercial Mortgage Incorporated Series 2006- 2 Class A4	5.73%	05/10/2045	$35,000	$39,186
Bear Stearns Commercial Mortgage Securities Series 2007-T28 Class AAB	5.75	09/11/2042	130,000	139,189
Citigroup Commercial Mortgage Trust Series 2006-C4 Class A3	5.73	03/15/2049	80,000	89,536
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4	5.43	10/15/2049	25,000	27,774
Commercial Mortgage Pass-Through Certificates Series 2004-LB4A Class A4	4.58	10/15/2037	48,349	48,430
Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class A3	5.81	06/15/2038	19,000	21,138
JPMorgan Chase Commercial Mortgage Securities Series 2007-CB18 Class A4	5.44	06/12/2047	135,000	144,726
Lehman Brothers-UBS Commercial Mortgage Trust Series 2006-C1 Class A4	5.16	02/15/2031	90,000	99,308
Merrill Lynch Mortgage Trust Series 2005-CKI1 Class A6±	5.22	11/12/2037	85,000	94,139
Morgan Stanley Capital I Series 2006-HQ8 Class A4±	5.42	03/12/2044	76,000	83,250
TIAA Real Estate CDO Limited Series 2007-C4 Class A3±	5.74	08/15/2039	75,000	81,116

Total Non-Agency Mortgage Backed Securities (Cost $814,869)				867,792

	Yield		Shares
Short-Term Investments: 30.24%

Investment Companies: 29.91%
Wells Fargo Advantage Government Money Market Fund, Institutional Class##(l)(u)	0.01		4,554,455	4,554,455

			Principal

U.S. Treasury Securities: 0.33%
U.S. Treasury Bill#	0.01	03/29/2012	$50,000	49,998

Total Short-Term Investments (Cost $4,604,454)				4,604,453

Total Investments in Securities
(Cost $20,973,389)*	140.11%	21,331,903
Other Assets and Liabilities, Net	(40.11)	(6,107,043)

Total Net Assets	100.00%	$15,224,860

%%	Security issued on a when-issued (TBA) basis.

±	Variable rate investment.

##	All or a portion of this security has been segregated for when-issued securities.
(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $20,973,389 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$436,486
Gross unrealized depreciation	(77,972)

Net unrealized appreciation	$358,514

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Managed Account CoreBuilder Shares - Series G	Statement of Assets and Liabilities—December 31, 2011

Assets
Investments
In unaffiliated securities, at value	$16,777,448
In affiliated securities, at value	4,554,455

Total investments, at value (see cost below)	21,331,903
Receivable for interest	55,202

Total assets	21,387,105

Liabilities
Distributions payable	43,840
Payable for investments purchased	6,104,196
Payable for Fund shares redeemed	13,943
Payable for daily variation margin on open futures contracts	266

Total liabilities	6,162,245

Total net assets	$15,224,860

NET ASSETS CONSIST OF
Paid-in capital	$14,783,741
Undistributed net investment income	16,235
Accumulated net realized gains on investments	61,144
Net unrealized gains on investments	363,740

Total net assets	$15,224,860

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets	$15,224,860
Shares outstanding	1,471,113
Net asset value per share	$10.35

Total investments, at cost	$20,973,389

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Year Ended December 31, 2011	Wells Fargo Managed Account CoreBuilder Shares - Series G	11

Investment income
Interest	$394,640
Income from affiliated securities	510

Total investment income	395,150

Expenses
Custody and accounting fees	4,941
Professional fees	66,484
Registration fees	11
Shareholder report expenses	22,214
Trustees’ fees and expenses	16,673
Other fees and expenses	1,860

Total expenses	112,183
Less: Fee waivers and/or expense reimbursements	(112,183)

Net expenses	0

Net investment income	395,150

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	454,877
Futures transactions	(2,351)

Net realized gains on investments	452,526

Net change in unrealized gains (losses) on:
Unaffiliated securities	196,374
Futures transactions	(10,929)

Net change in unrealized gains (losses) on investments	185,445

Net realized and unrealized gains (losses) on investments	637,971

Net increase in net assets resulting from operations	$1,033,121

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Managed Account CoreBuilder Shares - Series G	Statements of Changes in Net Assets

	Year Ended December 31, 2011		Year Ended December 31, 2010

Operations
Net investment income		$395,150		$288,999
Net realized gains on investments		452,526		632,810
Net change in unrealized gains on investments		185,445		177,640

Net increase in net assets resulting from operations		1,033,121		1,099,449

Distributions to shareholders from
Net investment income		(530,742)		(719,414)
Net realized gains		(242,972)		(336,410)

Total distributions to shareholders		(773,714)		(1,055,824)

	Shares		Shares
Capital share transactions
Proceeds from shares sold	62,870	644,431	80,749	823,880
Payment for shares redeemed	(257,285)	(2,626,887)	(93,405)	(962,963)

Net decrease in net assets resulting from capital share transactions		(1,982,456)		(139,083)

Total decrease in net assets		(1,723,049)		(95,458)

Net assets
Beginning of period		16,947,909		17,043,367

End of period		$15,224,860		$16,947,909

Undistributed net investment income		$16,235		$11,437

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Managed Account CoreBuilder Shares - Series G	13

(For a share outstanding throughout each period)

	Year Ended December 31,
	2011	2010	2009	2008[1]
Net asset value, beginning of period	$10.18	$10.16	$10.15	$10.00
Net investment income	0.26	0.18	0.31	0.25
Net realized and unrealized gains (losses) on investments	0.41	0.47	0.46	0.28

Total from investment operations	0.67	0.65	0.77	0.53
Distributions to shareholders from
Net investment income	(0.34)	(0.43)	(0.51)	(0.36)
Net realized gains	(0.16)	(0.20)	(0.25)	(0.02)

Total distributions to shareholders	(0.50)	(0.63)	(0.76)	(0.38)
Net asset value, end of period	$10.35	$10.18	$10.16	$10.15
Total return[2]	6.80%	6.53%	7.62%	5.41%
Ratios to average net assets (annualized)
Net expenses[3]	0.00%	0.00%	0.00%	0.00%
Net investment income	2.60%	1.74%	2.59%	3.48%
Supplemental data
Portfolio turnover rate	527%	776%	736%	495%
Net assets, end of period (000’s omitted)	$15,225	$16,948	$17,043	$10,196

1.	For the period from April 14, 2008 (commencement of operations) to December 31, 2008.

2.	Returns for periods of less than one year are not annualized

3.	The Adviser has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Managed Account CoreBuilder Shares - Series G	Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Managed Account CoreBuilder Shares—Series G (the “Fund”) which is a diversified series of the Trust.

The Fund is a special purpose government securities fund that is used in combination with selected individual securities to effectively model institutional-level investment strategies. As an investment option within the separately managed accounts advised or sub-advised by Wells Fargo Funds Management, LLC, the Fund enables certain separately managed account investors to achieve greater diversification than small managed accounts might otherwise achieve.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Fixed income securities with maturities exceeding 60 days are valued based on available evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Notes to Financial Statements	Wells Fargo Managed Account CoreBuilder Shares - Series G	15

Mortgage dollar roll transactions

The Fund may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for the dollar roll transactions as purchases and sales.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

The timing and character of distributions made during the period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications. The primary permanent differences causing such reclassifications are due to mortgage dollar roll transactions and paydown losses. At December 31, 2011, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Undistributed Net Investment Income	Accumulated Net Realized Gains on Investments
$140,390	$(140,390)

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

16	Wells Fargo Managed Account CoreBuilder Shares - Series G	Notes to Financial Statements

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency securities	$0	$15,859,658	$0	$15,859,658
Non-agency mortgage-backed securities	0	867,792	0	867,792
Short-term investments
Investment companies	4,554,455	0	0	4,554,455
U.S. Treasury securities	49,998	0	0	49,998
	$4,604,453	$16,727,450	$0	$21,331,903

Further details on the major security types listed above can be found in the Portfolio of Investments.

As of December 31, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$5,226	$0	$0	$5,226

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended December 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund. Funds Management does not receive a fee from the Fund but is entitled to receive fees from the sponsors of the wrap-fee programs. Out of these fees, Fund Management pays Wells Capital Management Incorporated, an affiliate of Funds Management, for its services as the sub-adviser to the Fund.

Generally, no ordinary operating fees or expenses are charged to the Fund. Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s

Notes to Financial Statements	Wells Fargo Managed Account CoreBuilder Shares - Series G	17

securities lending agent, interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (securities with maturities of one year or less at purchase date), for the year ended December 31, 2011 were as follows:

Purchases at Cost		Sales Proceeds
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$93,682,130	$980,876	$94,277,630	$1,846,916

6. DERIVATIVE TRANSACTIONS

During the year ended December 31,2011, the Fund entered into futures contracts to speculate on interest rates.

At December 31, 2011, the Fund had long and short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Contract Value at December 31, 2011	Net Unrealized Gains (Losses)
March 2012	19 Short	2-Year U.S. Treasury Notes	$4,190,391	$(1,224)
March 2012	6 Short	5-Year U.S. Treasury Notes	739,547	(2,941)
March 2012	8 Long	10-Year U.S. Treasury Notes	1,049,000	9,391

The Fund had an average notional amount of $740,177 and $4,466,917 in long and short futures contracts, respectively, during the year ended December 31, 2011.

On December 31, 2011, the cumulative unrealized gains on futures contracts in the amount of $5,226 is reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized losses and change in unrealized gains(losses) on futures contracts are reflected in the Statement of Operations.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid was $773,714 and $1,055,824 of ordinary income for the years ended December 31, 2011 and December 31, 2010, respectively.

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Unrealized Gains (Losses)
$126,445	$358,514

8. CONCENTRATION OF OWNERSHIP

From time to time, the Fund may have a concentration of one or more of its shareholders that hold a significant percentage of the Fund’s shares outstanding. Investment and/or voting activities of these shareholders with respect to their holdings in the Fund shares could have a material impact on the Fund.

At December 31, 2011, the following shareholders held 99.65% of the outstanding shares of the Fund:

Shareholder	% of Ownership
Wells Capital Management Incorporated	67.98%
Citigroup Global Markets Incorporated	31.67%

18	Wells Fargo Managed Account CoreBuilder Shares - Series G	Notes to Financial Statements

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

Report of Independent Registered Public Accounting Firm	Wells Fargo Managed Account CoreBuilder Shares - Series G	19

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Managed Account CoreBuilder Shares—Series G (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of December 31, 2011, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Managed Account CoreBuilder Shares—Series G as of December 31, 2011, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 24, 2012

20	Wells Fargo Managed Account CoreBuilder Shares - Series G	Other Information (Unaudited)

TAX INFORMATION

Pursuant to Section 871 of the Internal Revenue Code, $522,115 has been designated as interest-related dividends for nonresident alien shareholders.

Pursuant to Section 871 of the Internal Revenue Code, $229,944 has been designated as short-term capital gain dividends for nonresident alien shareholders.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares - Series G	21

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 138 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

22	Wells Fargo Managed Account CoreBuilder Shares - Series G	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at www.wellsfargo.com/advantagefunds.

List of Abbreviations	Wells Fargo Managed Account CoreBuilder Shares - Series G	23

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

This page is intentionally left blank.

FOR MORE INFORMATION

More information about the Fund is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Management

Attn: Managed Account Services

P.O. Box 1450

Milwaukee, WI 53201

E-mail: MAS@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds

Managed Account Services: 1-800-368-0627

Sales Support Inquiries: 1-800-368-1683

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Managed Account CoreBuilder Shares. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-368-0627. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Managed Account CoreBuilder Shares can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Managed Account CoreBuilder Shares. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Wells Fargo Managed Account CoreBuilder Shares. The Wells Fargo Managed Account CoreBuilder Shares are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

207580 02-12 ACBG/AR129 12-11

Wells Fargo Managed Account CoreBuilder SharesSM - Series M

Annual Report

December 31, 2011

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Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2011, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Managed Account CoreBuilder Shares - Series M	Performance Highlights (Unaudited)

INVESTMENT OBJECTIVE

The Fund seeks total return, consisting of current income and capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Lyle J. Fitterer, CFA, CPA

Robert J. Miller

FUND INCEPTION

April 14, 2008

12 MONTH TOTAL RETURN AS OF DECEMBER 31, 2011
Wells Fargo Managed Account CoreBuilder Shares – Series M	12.18%
Barclays Capital Municipal Bond Index[1]	10.70%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 800-368-0627.

1.	The Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

2.	The chart compares the performance of the Wells Fargo Managed Account CoreBuilder Shares – Series M for the life of the Fund with the Barclays Capital Municipal Bond Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

Performance Highlights (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares - Series M	3

MANAGER’S DISCUSSION

Fund highlights

■	The Fund outperformed its benchmark, the Barclays Capital Municipal Bond Index, during the 12-month period that ended December 31, 2011.

■

Positive contributors to relative performance included yield-curve positioning, credit quality allocation, sector allocation, and individual security selection. Duration positioning and the basis trade (that is, tactical shorts of U.S. Treasury futures) detracted from performance as the markets rallied over the period.

■

Security selection within the revenue bond sector added significantly to performance during the period, specifically from credits in health care bonds, transportation revenue bonds, industrial development revenue (IDR) bonds, and pollution control revenue (PCR) bonds. The Fund’s allocation to essential service bonds and selection within the local general obligation (GO) sector also aided performance.

■	The Fund’s overweight in medium-quality securities (bonds rated BBB and A) added relative value as those credit tiers outperformed the higher-quality (rated AA and AAA) credit tiers.

Please remember that shares of the Wells Fargo Managed Account CoreBuilder SharesSM Series M may be purchased only by or on behalf of separately managed account clients where Wells Fargo Funds Management, LLC has an agreement to serve as investment adviser or subadviser to the account with the separately managed account sponsor (typically a registered investment adviser or broker/dealer) or directly with the client.

Municipal bonds performed positively.

For much of the period, U.S. Treasuries generally rallied, as did most segments of the broad fixed-income markets, including the municipal bond market. The lower-rated, investment-grade credit tiers in the municipal bond market outperformed the highest-rated investment-grade credit tiers, as higher yields in the BBB-rated and A-rated credit tiers increasingly attracted investors seeking higher levels of income. In our view, supply-and-demand drove a significant portion of the market during the period; however, issuers’ fundamental credit profiles also continued to be a distinguishing characteristic.

4	Wells Fargo Managed Account CoreBuilder Shares - Series M	Performance Highlights (Unaudited)

CREDIT QUALITY[3] (AS OF DECEMBER 31, 2011)

Municipalities faced many challenges at the beginning of 2011. The popular press circulated stories about declining municipal credit quality and pending defaults that never materialized. Instead, the overwhelming majority of municipalities made the difficult decisions necessary to maintain fiscal balance. In our opinion, these decisions, combined with slow but steady economic growth, bode well for municipal credit quality as fundamentals strengthen. While we do see a general trend of improving municipal credit quality, some macroeconomic and fiscal challenges remain. Consequently, we believe individual security selection will remain the primary driver of returns over the near term.

Positive relative value for the Fund came from yield-curve positioning, credit quality allocation, sector selection, and individual security selection.

Overall, the Fund’s yield-curve positioning was a positive contributor to performance. We altered our yield-curve position slightly during the year, preferring maturities in the 10- to 20- year area of the curve. We ended the year underweight in the short end of the curve (maturities of five years and shorter), overweight in 10- to 20- year maturities, and underweight in the long end.

EFFECTIVE MATURITY DISTRIBUTION[4] (AS OF DECEMBER 31, 2011)

Lower-rated bonds outperformed higher-rated bonds, with A-rated bonds performing best within investment-grade credit tiers. The Fund was overweight in the lower-rated credit-quality tiers of investment grade bonds during the period, specifically with an overweight in bonds rated A and BBB and an underweight to those rated AAA and AA. This overweight of lower-rated investment-grade securities added to relative performance.

3.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG-1/VMIG-1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total investments of the Fund. We generally define higher quality bonds as bonds that have a rating of BBB/Baa and above and lower quality bonds as bonds with a rating below BBB/Baa.

4.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund. It is based on the weighted average maturity of each security.

Performance Highlights (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares - Series M	5

The Fund’s sector and individual security selections were also major drivers of positive performance during the year. We maintained an overweight in essential service revenue bonds, an area that performed well. While we continued to underweight state general obligation bonds, we moved the Fund to a neutral weight in local general obligations, which performed well over the period. The Fund benefited from strategic overweight and underweight allocations in various subsectors and from the optimal performance of many individual securities – identified by our team’s rigorous credit analysis – comprising those sectors. Moreover, individual security selections within the revenue bond sector generated positive excess returns.

Duration positioning was a drag on performance.

We maintained a duration that was short relative to that of the benchmark throughout the year. And, at times, we made use of the basis trade (that is, tactical short positions of US Treasury futures). As the market generally rallied over the year, this overall duration positioning was a detractor from relative performance.

Thorough credit assessment continues to be paramount in measuring relative values.

Credit risks in the municipal bond markets continue to be an important factor to monitor in upcoming quarters. While there may be some municipalities that are more challenged than others, in our estimation, most have made, and continue to make, the appropriate adjustments and that debt servicing is only a small portion of the average municipal budget, typically in the range of 5% to 8% of total expenditures. We believe thorough credit assessment will be an important tool for discerning select relative-value opportunities in the municipal bond markets and that distressed valuations often present opportunities to add compelling yields in fundamentally attractive credits.

6	Wells Fargo Managed Account CoreBuilder Shares - Series M	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF DECEMBER 31, 2011)

	Inception Date	6 Months*	1 Year	Life of Fund
Wells Fargo Managed Account CoreBuilder Shares – Series M	04/14/2008	5.95	12.18	9.77
Barclays Capital Municipal Bond Index		6.02	10.70	5.82

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 800-368-0627.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to high-yield securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

CoreBuilder Shares are a series of investment options within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC. The shares are fee-waived mutual funds that enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.

Fund Expenses (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares - Series M	7

As a shareholder of the Fund, you incur ongoing costs. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2011 to December 31, 2011.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 07-01-2011	Ending Account Value 12-31-2011	Expenses Paid During the Period¹		Net Annual Expense Ratio
Actual	$1,000.00	$1,059.54	$0.00	*	0.00	%*
Hypothetical (5% return before expenses)	$1,000.00	$1,025.21	$0.00	*	0.00	%*

1.	Expenses paid is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

*	Generally, no ordinary operating fees or expenses are charged to the Fund. Wells Fargo Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

8	Wells Fargo Managed Account CoreBuilder Shares - Series M	Portfolio of Investments—December 31, 2011

Security Name	Interest Rate	Maturity Date	Principal	Value

Municipal Bonds and Notes: 94.85%

Alabama: 0.31%
Jefferson County AL Series C2 (Water & Sewer Revenue, FGIC Insured)±§(m)(n)	0.76%	02/01/2042	$100,000	$59,000

Arizona: 1.13%
Arizona Health Facilities Authority Banner Health Series B (Health Revenue)±§	1.06	01/01/2037	200,000	130,758
Verrado AZ Community Facilities District # 1 (Tax Revenue)	4.85	07/15/2014	85,000	85,880

				216,638

California: 17.26%
Alameda CA Corridor Transportation Authority Sub Lien Series A (Transportation Revenue, AMBAC Insured)(z)	4.26	10/01/2018	400,000	300,516
California HFFA Community Development Project (Miscellaneous Revenue, California Mortgages Insured)	6.25	02/01/2026	100,000	110,107
California State Various Purposes (Miscellaneous Revenue)	6.00	04/01/2038	200,000	224,952
California State Various Purposes Series A (Miscellaneous Revenue)	6.25	04/01/2034	250,000	272,760
California Statewide Communities Sutter Health Series A (Health Revenue)	6.00	08/15/2042	100,000	110,318
Corona-Norco CA Unified School District Convertible CAB Election 2006 Series C (Tax Revenue, AGM Insured)(z)	0.61	08/01/2039	80,000	67,500
Escondido CA Union High School District CAB Election 2008 Series A (Tax Revenue, Assured Guaranty Insured)(z)	5.79	08/01/2029	200,000	73,298
Gilroy CA Unified School District CAB Election 2008 Series A (Tax Revenue, Assured Guaranty Insured)(z)	5.93	08/01/2032	200,000	60,058
Hawthorne CA School District CAB Election of 1997 Series C (Tax Revenue, NATL-RE Insured)(z)	5.81	11/01/2025	100,000	45,275
Inland Valley CA Development Agency Series C (Tax Revenue)±§	4.50	03/01/2041	250,000	255,515
M-S-R Energy Authority California Gas Series B (Energy Revenue)	6.13	11/01/2029	150,000	161,624
Northern California Gas Authority # 1 LIBOR (Energy Revenue)±§	0.85	07/01/2017	45,000	39,240
Oakland CA Unified School District Alameda County Election 2006 Series A (Tax Revenue)	6.50	08/01/2024	100,000	116,464
Palomar CA Community College CAB Election 2006 Series B (Tax Revenue)(z)	6.12	08/01/2032	570,000	164,787
Palomar CA Pomerado Health CAB Election 2004 Series A (Tax Revenue)(z)	6.38	08/01/2034	250,000	60,653
Richmond CA Joint Powers Financing Authority Civic Center Project (Lease Revenue, Assured Guaranty Insured)	5.88	08/01/2037	50,000	54,175
Sacramento County CA Sanitation District Financing Authority Regulation B (Water & Sewer Revenue, NATL-RE FGIC Insured)±§	0.88	12/01/2035	200,000	125,728
San Bernardino CA Community CAB Series D (Tax Revenue)(z)	6.12	08/01/2032	700,000	202,370
San Buenaventura CA Community Memorial Health System (Health Revenue)	6.25	12/01/2020	150,000	154,799
San Diego County CA COP (Tax Revenue, AMBAC Insured)(z)	5.61	07/01/2030	250,000	89,815
Santa Ana CA Financing Authority Police Administration & Holding Facility Series A (Miscellaneous Revenue, NATL-RE Insured)	6.25	07/01/2018	250,000	282,540
Stockton CA Unified School District CAB Election 2008 Series D (Education Revenue, AGM Insured)(z)	6.16	08/01/2035	1,450,000	346,636

				3,319,130

Colorado: 3.38%
Colorado ECFA Charter School American Academy Project (Miscellaneous Revenue, Moral Obligation Insured)	7.13	12/01/2033	200,000	233,588
Colorado ECFA Charter School Series A (Education Revenue)	6.25	11/01/2040	150,000	159,830
E-470 Public Highway Authority Colorado CAB Series B (Miscellaneous Revenue, NATL-RE Insured)(z)	5.57	09/01/2020	250,000	155,220
Public Authority for Colorado Energy Natural Gas Purchase Revenue Bonds (Energy Revenue)	5.75	11/15/2018	95,000	101,724

				650,362

Portfolio of Investments—December 31, 2011	Wells Fargo Managed Account CoreBuilder Shares - Series M	9

Security Name	Interest Rate	Maturity Date	Principal	Value

District of Columbia: 0.52%
District of Columbia Cesar Chavez Public Charter School Project (Miscellaneous Revenue)	6.50%	11/15/2021	$95,000	$99,488

Florida: 2.99%
Florida Gaming Division Seminole Tribe Settlement Series 2010-A (Miscellaneous Revenue) 144A	5.13	10/01/2017	150,000	152,325
Sunrise FL PFFA CAB Series B (Tax Revenue, NATL-RE Insured)(z)	4.29	10/01/2016	175,000	142,942
Tampa Hillsborough County FL Expressway Authority (Transportation Revenue, AMBAC Insured)	5.00	07/01/2017	250,000	278,753

				574,020

Georgia: 2.01%
Atlanta GA Development Authority Tuff Yamacraw LLC Project Series A (IDR, AMBAC Insured)	5.00	01/01/2027	50,000	49,896
Municipal Gas Authority of Georgia Main Street Natural Gas Incorporated Project Series A (Energy Revenue)	5.00	03/15/2022	75,000	79,367
Municipal Gas Authority of Georgia Main Street Natural Gas Incorporated Project Series B (Energy Revenue)	5.00	03/15/2014	250,000	258,178

				387,441

Guam: 3.42%
Guam Government Business Privilege Series A (Miscellaneous Revenue)	5.00	01/01/2031	250,000	264,313
Guam Government Hotel Occupancy (Tax Revenue)	6.50	11/01/2040	200,000	218,866
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	07/01/2019	75,000	74,514
Guam Power Authority Series A (Utilities Revenue, AMBAC Insured)	5.00	10/01/2018	100,000	99,230

				656,923

Idaho: 1.84%
Boise-Kuna ID Irrigation District Arrowrock Hydroelectric Project (Utilities Revenue)	7.38	06/01/2040	100,000	114,136
Idaho Housing & Finance Association Liberty Charter School Series A (Miscellaneous Revenue)	6.00	06/01/2038	250,000	240,393

				354,529

Illinois: 9.68%
Illinois Finance Authority Charter School Refunding & Improvement Uno Charter (Education Revenue)	7.13	10/01/2041	200,000	203,310
Illinois Finance Authority Medical District Commission Project A (Health Revenue, CIFG-TCRS Insured)	4.13	09/01/2018	80,000	82,501
Illinois Sports Facilities Authority CAB (Tax Revenue, AMBAC Insured)(z)	4.42	06/15/2022	350,000	221,316
Illinois State Series A (Tax Revenue, AMBAC Insured)	5.00	11/01/2025	100,000	102,381
Illinois State Series A (Tax Revenue, NATL-RE FGIC Insured)	5.25	10/01/2015	100,000	106,803
Lake County IL Community High School District # 117 Antioch CAB Series B (Tax Revenue, NATL-RE FGIC Insured)(z)	3.81	12/01/2016	150,000	124,457
Lake County IL School District # 38 Big Hollow CAB (Tax Revenue, AMBAC Insured)(z)	4.86	02/01/2019	75,000	53,309
McHenry & Kane Counties IL CAB (Tax Revenue, NATL-RE FGIC Insured)(z)	3.71	01/01/2016	140,000	120,749
Metropolitan Pier & Exposition Authority Illinois State Tax CAB Refunding McCormick Project (Tax Revenue, NATL-RE FGIC Insured)(z)	5.26	06/15/2029	100,000	40,327
Metropolitan Pier & Exposition Authority Illinois State Tax CAB Refunding McCormick Project Series B (Tax Revenue, AGM Insured)(z)	4.96	06/15/2027	75,000	35,114
Railsplitter Tobacco Settlement Authority (Tobacco Revenue)	5.50	06/01/2023	100,000	110,680

10	Wells Fargo Managed Account CoreBuilder Shares - Series M	Portfolio of Investments—December 31, 2011

Security Name	Interest Rate	Maturity Date	Principal	Value

Illinois (continued)
Railsplitter Tobacco Settlement Authority (Tobacco Revenue)	6.25%	06/01/2024	$300,000	$328,101
Village of Riverdale IL (GO - Local)	8.00	10/01/2036	100,000	104,028
Waukegan IL CAB Series A (Tax Revenue, NATL-RE FGIC Insured)(z)	4.87	12/30/2017	200,000	149,778
Will County IL School District # 114 CAB Series C (Tax Revenue, NATL-RE FGIC Insured)(z)	4.35	12/01/2017	100,000	77,427

				1,860,281

Indiana: 1.43%
Indiana State Ascension Health Services Series B-3 (Health Revenue)±§	1.74	11/15/2031	150,000	149,880
Jasper County IN PCR Northern Series B (IDR, NATL-RE Insured)	5.60	11/01/2016	110,000	124,902

				274,782

Kansas: 0.57%
Wyandotte County KS CAB Sales Tax Subordinate Lien (Tax Revenue)(z)	4.87	06/01/2021	100,000	63,499
Wyandotte County KS United Government Referendum Sales Tax Second Lien Area B (Tax Revenue)	5.00	12/01/2020	45,000	47,148

				110,647

Kentucky: 1.80%
Kentucky EDFA Norton Healthcare Incorporated Series B (Health Revenue, NATL-RE Insured)(z)	4.50	10/01/2020	200,000	135,328
Kentucky EDFA Norton Healthcare Incorporated Series B (Health Revenue, NATL-RE Insured)(z)	5.04	10/01/2023	150,000	83,451
Kentucky EDFA Unrefunded Balance Norton C (Health Revenue, NATL-RE Insured)±§	5.95	10/01/2017	120,000	127,292

				346,071

Louisiana: 1.34%
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue)	6.50	01/01/2040	50,000	53,503
Tobacco Settlement Financing Corporation Asset Backed Series B (Tobacco Revenue)	5.88	05/15/2039	205,000	205,070

				258,573

Maryland: 0.69%
Maryland State Health & Higher Education Washington Country Hospital Project (Hospital Revenue)	5.00	01/01/2019	125,000	132,776

Massachusetts: 0.59%
Massachusetts Development Finance Agency Sabis International Charter Series A (Miscellaneous Revenue)	8.00	04/15/2039	100,000	113,220

Michigan: 7.56%
Comstock MI Public Schools CAB (Tax Revenue, AMBAC Insured)(z)	1.90	05/01/2014	200,000	191,300
Detroit MI Municipal Bond Authority School District (Miscellaneous Revenue, AGM Insured)	5.00	06/01/2016	250,000	267,430
Detroit MI Sewage Disposal System Senior Lien Series A (Water & Sewer Revenue, NATL-RE Insured)±§	5.25	07/01/2022	250,000	266,633
Detroit MI Water Supply System Second Senior Lien Series A (Water & Sewer Revenue, NATL-RE Insured)±§	5.25	07/01/2015	150,000	163,332
Michigan Finance Authority Limited Obligation Public Academy - Old Redford Series A (Miscellaneous Revenue)	5.25	12/01/2020	100,000	95,804

Portfolio of Investments—December 31, 2011	Wells Fargo Managed Account CoreBuilder Shares - Series M	11

Security Name	Interest Rate	Maturity Date	Principal	Value

Michigan (continued)
Michigan Finance Authority Public School Academy University Learning (Miscellaneous Revenue)	7.50%	11/01/2040	$100,000	$102,644
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	05/01/2013	100,000	102,451
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	11/01/2015	50,000	52,321
Michigan Municipal Bond Authority Local Government Loan Program Series G (Miscellaneous Revenue, AMBAC Insured)(z)	3.62	05/01/2016	50,000	42,768
Michigan Public ECFA Bradford Academy Project (Education Revenue)	8.00	09/01/2021	185,000	168,744

				1,453,427

Minnesota: 1.34%
Tobacco Securitization Authority Minnesota Series B (Tobacco Revenue)	5.25	03/01/2031	250,000	257,128

Missouri: 1.41%
St Louis MI Lambert International Airport Series A (Airport Revenue, AGM Insured)	5.00	07/01/2021	250,000	271,030

Nevada: 0.48%
Clark County NV School District Series B (Tax Revenue, AGM Insured)	5.00	06/15/2017	85,000	92,216

New Jersey: 3.68%
New Jersey State EDA Police Barracks Project (Miscellaneous Revenue)	5.00	06/15/2020	285,000	319,964
New Jersey State Higher Education Assistance Authority Series A (Education Revenue)	5.63	06/01/2030	100,000	108,073
New Jersey State TTFA Series B (Miscellaneous Revenue)	5.50	06/15/2031	250,000	280,543

				708,580

New York: 0.55%
Seneca County NY IDAG Seneca Meadows Incorporated Project (IDR)±§144A	6.63	10/01/2035	50,000	50,296
Yonkers NY IDAG Sarah Lawrence College Project Series A (Education Revenue)	5.75	06/01/2024	50,000	56,045

				106,341

Pennsylvania: 4.34%
Allegheny County PA Hospital Development Authority University of Pittsburg Medical Center Series A-1 (Health Revenue)±§	1.11	02/01/2037	450,000	325,103
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	07/01/2019	100,000	99,988
Harrisburg PA Authority Resource Recovery Facility Series D-1 (Resource Recovery Revenue, AGM Insured)±§	5.25	12/01/2033	100,000	99,603
Philadelphia PA Authority for Industrial Development Mariana Bracetti Academy (Miscellaneous Revenue)	6.25	12/15/2021	310,000	309,082

				833,776

Puerto Rico: 2.19%
Puerto Rico Electric Power Authority Series UU (Miscellaneous Revenue, First Security Bank LOC)±§	0.77	07/01/2029	125,000	81,106
Puerto Rico Sales Tax Financing Corporation First Sub-Series A (Tax Revenue)	6.38	08/01/2039	50,000	56,757
Puerto Rico Sales Tax Financing Corporation First Sub-Series A1 (Tax Revenue)(z)	4.95	08/01/2023	500,000	283,455

				421,318

Rhode Island: 1.30%
North Providence RI TAN (Tax Revenue)	4.50	06/28/2012	250,000	250,893

12	Wells Fargo Managed Account CoreBuilder Shares - Series M	Portfolio of Investments—December 31, 2011

Security Name	Interest Rate	Maturity Date	Principal	Value

South Carolina: 1.93%
Allendale County SC School District Energy Savings Special Obligation (Lease Revenue, State Aid Withholding Insured)	8.50%	12/01/2018	$100,000	$107,751
Newberry SC Newberry County School District Project (Lease Revenue)	5.25	12/01/2017	240,000	263,210

				370,961

South Dakota: 1.26%
Education Loans Incorporated South Dakota Student Loans (Education Revenue, Guaranteed Student Loans Insured)	5.45	06/01/2020	250,000	242,445

Tennessee: 2.06%
Metropolitan Nashville TN Airport Authority Refunding Aero Nashville LLC Project (Airport Revenue)	5.20	07/01/2026	100,000	94,733
Tennessee Energy Acquisition Corporation Gas Series A (Energy Revenue)	5.25	09/01/2018	100,000	101,736
Tennessee Energy Acquisition Corporation Gas Series C (Energy Revenue)	5.00	02/01/2019	100,000	99,878
Tennessee Energy Acquisition Corporation Gas Series C (Energy Revenue)	5.00	02/01/2020	100,000	99,274

				395,621

Texas: 12.68%
Central Texas Regional Mobility Authority (Miscellaneous Revenue)(z)	5.71	01/01/2025	700,000	336,644
Dallas Fort Worth TX International Airport Facilities Improvement Corporation Series A (Airport Revenue)	5.00	11/01/2022	350,000	387,947
Houston TX Airport Systems AMT Sub Series C (Airport Revenue, XLCA Insured)±§(m)(n)(a)	0.59	07/01/2032	100,000	90,056
La Vernia TX Higher Education Finance Corporation Series A (Miscellaneous Revenue)	6.25	02/15/2017	250,000	271,358
North Texas Tollway Authority First Tier (Transportation Revenue)	5.00	01/01/2026	350,000	374,875
SA Energy Acquisition Public Facility Corporation Texas Gas Supply (Utilities Revenue)	5.50	08/01/2019	300,000	311,874
Texas Municipal Gas Acquisition & Supply Corporation Series A (Energy Revenue)±§	1.07	09/15/2017	180,000	171,202
Texas Municipal Gas Acquisition & Supply Corporation Series D (Energy Revenue)	6.25	12/15/2026	350,000	380,629
Texas Private Activity Bond LBJ Infrastructure Project Senior Lien (Transportation Revenue)	7.50	06/30/2032	50,000	56,266
Texas Private Activity Bond LBJ Infrastructure Project Senior Lien (Transportation Revenue)	7.50	06/30/2033	50,000	56,573

				2,437,424

Utah: 2.08%
Spanish Fork City UT American Leadership Academy (Miscellaneous Revenue) 144A	5.55	11/15/2021	185,000	174,379
Utah State Charter School Finance Authority Paradigm High School Project (Education Revenue)	5.00	07/15/2015	225,000	225,140

				399,519

Vermont: 0.52%
Burlington VT Airport BAN (Airport Revenue)	6.50	12/15/2012	100,000	100,052

Virgin Islands: 1.34%
Virgin Islands Public Finance Authority Series B (Tax Revenue)	5.00	10/01/2025	200,000	205,262
Virgin Islands Public Finance Authority Sub Matching Loan Notes Series A (Miscellaneous Revenue)	6.00	10/01/2039	50,000	52,068

				257,330

Portfolio of Investments—December 31, 2011	Wells Fargo Managed Account CoreBuilder Shares - Series M	13

Security Name	Interest Rate	Maturity Date	Principal	Value

Wisconsin: 1.17%
Wisconsin State Oneida Tribe of Indians (Tax Revenue) 144A	5.50%	02/01/2021	$200,000	$225,164

Total Municipal Bonds and Notes (Cost $17,378,597)				18,237,106

	Yield
Short-Term Investments: 3.65%

U.S. Treasury Securities: 0.26%
U.S. Treasury Bill#	0.01	03/29/2012	50,000	49,998

			Shares
Investment Companies: 3.39%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class(l)(u)	0.01		651,378	651,378

Total Short-Term Investments (Cost $701,377)				701,376

Total Investments in Securities
(Cost $18,079,974)*	98.50%	18,938,482
Other Assets and Liabilities, Net	1.50	288,080

Total Net Assets	100.00%	$19,226,562

±	Variable rate investment.

§	These securities are subject to a demand feature which reduces the effective maturity.

(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

(z)	Zero coupon security. Rate represents yield to maturity.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $18,079,732 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$936,759
Gross unrealized depreciation	(78,009)

Net unrealized appreciation	$858,750

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Managed Account CoreBuilder Shares - Series M	Statement of Assets and Liabilities—December 31, 2011

Assets
Investments
In unaffiliated securities, at value	$18,287,104
In affiliated securities, at value	651,378

Total investments, at value (see cost below)	18,938,482
Receivable for investments sold	109,362
Receivable for Fund shares sold	108,203
Receivable for interest	175,568

Total assets	19,331,615

Liabilities
Distributions payable	76,652
Payable for Fund shares redeemed	25,276
Payable for daily variation margin on open futures contracts	3,125

Total liabilities	105,053

Total net assets	$19,226,562

NET ASSETS CONSIST OF
Paid-in capital	$18,336,296
Overdistributed net investment income	(220)
Accumulated net realized gains on investments	43,091
Net unrealized gains on investments	847,395

Total net assets	$19,226,562

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets	$19,226,562
Shares outstanding	1,758,811
Net asset value per share	$10.93

Total investments, at cost	$18,079,974

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Year Ended December 31, 2011	Wells Fargo Managed Account CoreBuilder Shares - Series M	15

Investment income
Interest	$612,633
Income from affiliated securities	162

Total investment income	612,795

Expenses
Custody and accounting fees	3,403
Professional fees	66,484
Registration fees	349
Shareholder report expenses	20,740
Trustees’ fees and expenses	16,673
Other fees and expenses	1,839

Total expenses	109,488
Less: Fee waivers and/or expense reimbursements	(109,488)

Net expenses	0

Net investment income	612,795

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	168,137
Futures transactions	(79,178)

Net realized gains on investments	88,959

Net change in unrealized gains (losses) on:
Unaffiliated securities	816,288
Futures transactions	(11,113)

Net change in unrealized gains (losses) on investments	805,175

Net realized and unrealized gains (losses) on investments	894,134

Net increase in net assets resulting from operations	$1,506,929

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Managed Account CoreBuilder Shares - Series M	Statements of Changes in Net Assets

	Year Ended December 31, 2011		Year Ended December 31, 2010

Operations
Net investment income		$612,795		$296,788
Net realized gains on investments		88,959		86,904
Net change in unrealized gains (losses) on investments		805,175		(76,653)

Net increase in net assets resulting from operations		1,506,929		307,039

Distributions to shareholders from
Net investment income		(612,677)		(296,788)
Net realized gains		(65,768)		(84,154)

Total distributions to shareholders		(678,445)		(380,942)

	Shares		Shares

Capital share transactions
Proceeds from shares sold	1,112,457	11,794,938	261,490	2,773,962
Payment for shares redeemed	(127,766)	(1,354,260)	0	0

Net increase in net assets resulting from capital share transactions		10,440,678		2,773,962

Total increase in net assets		11,269,162		2,700,059

Net assets
Beginning of period		7,957,400		5,257,341

End of period		$19,226,562		$7,957,400

Overdistributed net investment income		$(220)		$(338)

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Managed Account CoreBuilder Shares - Series M	17

(For a share outstanding throughout each period)

	Year Ended December 31,
	2011	2010	2009	2008[1]
Net asset value, beginning of period	$10.28	$10.26	$9.06	$10.00
Net investment income	0.52	0.52	0.55	0.37
Net realized and unrealized gains (losses) on investments	0.70	0.14	1.70	(0.92)

Total from investment operations	1.22	0.66	2.25	(0.55)
Distributions to shareholders from
Net investment income	(0.52)	(0.52)	(0.55)	(0.37)
Net realized gains	(0.05)	(0.12)	(0.50)	(0.02)

Total distributions to shareholders	(0.57)	(0.64)	(1.05)	(0.39)
Net asset value, end of period	$10.93	$10.28	$10.26	$9.06
Total return[2]	12.18%	6.53%	25.50%	(5.74)%
Ratios to average net assets (annualized)
Net expenses[3]	0.00%	0.00%	0.00%	0.00%
Net investment income	4.91%	4.93%	5.50%	5.29%
Supplemental data
Portfolio turnover rate	47%	41%	157%	150%
Net assets, end of period (000’s omitted)	$19,227	$7,957	$5,257	$4,640

1.	For the period from April 14, 2008 (commencement of operations) to December 31, 2008.

2.	Returns for periods of less than one year are not annualized.

3.	The Adviser has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Managed Account CoreBuilder Shares - Series M	Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Managed Account CoreBuilder Shares – Series M (the “Fund”) which is a diversified series of the Trust.

The Fund is a special purpose municipal bond fund that is used in combination with selected individual securities to effectively model institutional-level investment strategies. As an investment option within the separately managed accounts advised or sub-advised by Wells Fargo Funds Management, LLC, the Fund enables certain separately managed account investors to achieve greater diversification than small managed accounts might otherwise achieve.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Fixed income securities with maturities exceeding 60 days are valued based on available evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Notes to Financial Statements	Wells Fargo Managed Account CoreBuilder Shares - Series M	19

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20	Wells Fargo Managed Account CoreBuilder Shares - Series M	Notes to Financial Statements

As of December 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds and notes	$0	$18,088,050	$149,056	$18,237,106
Short-term investments
U.S. Treasury securities	49,998	0	0	49,998
Investment companies	651,378	0	0	651,378
	$701,376	$18,088,050	$149,056	$18,938,482

Further details on the major security types listed above can be found in the Portfolio of Investments.

As of December 31, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other Financial Instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$(11,113)	$0	$0	$(11,113)

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended December 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal bonds and notes
Balance as of December 31, 2010	$89,572
Accrued discounts (premiums)	730
Realized gains (losses)	0
Change in unrealized gains (losses)	(11,746)
Purchases	70,500
Sales	0
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of December 31, 2011	$149,056
Change in unrealized gains (losses) relating to securities still held at December 31, 2011	$(11,746)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Funds Management does not receive a fee from the Fund but is entitled to receive fees from the sponsors of the wrap-fee programs. Out of these fees, Funds Management pays Wells Capital Management Incorporated, an affiliate of Funds Management, for its services as the sub-adviser to the Fund.

Generally, no ordinary operating fees or expenses are charged to the Fund. Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

Notes to Financial Statements	Wells Fargo Managed Account CoreBuilder Shares - Series M	21

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities (securities with maturities of one year or less at purchase date), for the year ended December 31, 2011 were $15,344,004 and $5,641,931, respectively.

6. DERIVATIVE TRANSACTIONS

During the year ended December 31, 2011, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help shorten duration of the portfolio.

At December 31, 2011, the Fund had short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Contract Value at December 31, 2011	Net Unrealized Gains (Losses)
March 2012	10 Short	30-Year U.S. Treasury Bonds	$1,448,125	$(11,113)

The Fund had an average notional amount of $409,256 in short futures contracts during the year ended December 31, 2011.

On December 31, 2011, the cumulative unrealized losses on futures contracts in the amount of $11,113 is reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized losses and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2011 and December 31, 2010 were as follows:

	Year ended December,
	2011	2010
Ordinary Income	$57,620	$74,871
Exempt-Interest Income	605,545	279,243
Long-term Capital Gain	15,280	26,828

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Unrealized Gains (Losses)
$56,689	$51,479	$858,750

8. CONCENTRATION OF OWNERSHIP

From time to time, the Fund may have a concentration of one or more of its shareholders that hold a significant percentage of the Fund’s shares outstanding. Investment and/or voting activities of these shareholders with respect to their holdings in the Fund shares could have a material impact on the Fund.

At December 31, 2011, the following shareholders held 47.87% of the outstanding shares of the Fund:

Shareholder	% of ownership
Wells Capital Management Incorporated	28.56%
Citigroup Global Markets Incorporated	19.31%

22	Wells Fargo Managed Account CoreBuilder Shares - Series M	Notes to Financial Statements

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

Report of Independent Registered Public Accounting Firm	Wells Fargo Managed Account CoreBuilder Shares - Series M	23

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Managed Account CoreBuilder Shares – Series M (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of December 31, 2011, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Managed Account CoreBuilder Shares – Series M as of December 31, 2011, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 24, 2012

24	Wells Fargo Managed Account CoreBuilder Shares - Series M	Other Information (Unaudited)

TAX INFORMATION

Pursuant to Section 852 of the Internal Revenue Code, $15,280 was designated as long-term capital gain distributions for the fiscal year ended December 31, 2011.

Pursuant to Section 871 of the Internal Revenue Code, $7,132 has been designated as interest-related dividends for nonresident alien shareholders.

Pursuant to Section 871 of the Internal Revenue Code, $25,535 has been designated as short-term capital gain dividends for nonresident alien shareholders.

Pursuant to Section 852 of the Internal Revenue Code, 98.84% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended December 31, 2011.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares - Series M	25

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 138 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

26	Wells Fargo Managed Account CoreBuilder Shares - Series M	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at www.wellsfargo.com/advantagefunds.

List of Abbreviations	Wells Fargo Managed Account CoreBuilder Shares - Series M	27

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about the Fund is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Management

Attn: Managed Account Services

P.O. Box 1450

Milwaukee, WI 53201

E-mail: MAS@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds

Managed Account Services: 1-800-368-0627

Sales Support Inquiries: 1-800-368-1683

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Managed Account CoreBuilder Shares. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-368-0627. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Managed Account CoreBuilder Shares can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Managed Account CoreBuilder Shares. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Wells Fargo Managed Account CoreBuilder Shares. The Wells Fargo Managed Account CoreBuilder Shares are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

207581 02-12 ACBM/AR130 12-11

ITEM 2. CODE OF ETHICS

As of the end of the period, December 31, 2011, Wells Fargo Funds Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Funds Trust has determined that Judith Johnson is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mrs. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)

Audit Fees – Provided below are the aggregate fees billed for the fiscal years ended December 31, 2010 and December 31, 2011 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

For the fiscal years ended December 31, 2010 and December 31, 2011, the Audit Fees were $1,173,060 and $3,995,660, respectively.

(b) Audit-Related Fees – There were no audit-related fees incurred for the fiscal years ended December 31, 2010 and December 31, 2011 for assurance and related services by the principal accountant for the Registrant.

(c)

Tax Fees – Provided below are the aggregate fees billed for the fiscal years ended December 31, 2010 and December 31, 2011 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

For the fiscal years ended December 31, 2010 and December 31, 2011, the Tax Fees were $189,320 and $180,740, respectively. The incurred Tax Fees are comprised of excise tax review services.

For the fiscal years ended December 31, 2010 and December 31, 2011, the Tax Fees were $259,190 and $295,505, respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.

(d)

All Other Fees – There were no other fees incurred for the fiscal years ended December 31, 2010 and December 31, 2011.

(e)(1)

The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2)

Not Applicable.

(f)

Not Applicable.

(g)

Non-Audit Fees – There were no non-audit fees billed for the fiscal years ended December 31, 2010 and December 31, 2011, by the principal accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

(h)

The Registrant’s audit committee of the board of directors has determined that non-audit services rendered to the registrant’s investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee’s consideration.

The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	February 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:

/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	February 24, 2012

By:

/s/ Kasey L. Phillips

Kasey L. Phillips
Treasurer

Date:	February 24, 2012